COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Commitments, Contingencies and guarantees
Product transportation and storage	$ 14,188
Energy services	623
Exploration work commitments	529
Other	1,132
Total	16,472
Pipeline commitments	$ 5,900
Pipeline commitment contract term	20 years
2021
Commitments, Contingencies and guarantees
Product transportation and storage	$ 1,107
Energy services	127
Exploration work commitments	1
Other	319
Total	1,554
2022
Commitments, Contingencies and guarantees
Product transportation and storage	1,009
Energy services	129
Other	124
Total	1,262
2023
Commitments, Contingencies and guarantees
Product transportation and storage	1,096
Energy services	155
Exploration work commitments	19
Other	103
Total	1,373
2024
Commitments, Contingencies and guarantees
Product transportation and storage	1,097
Energy services	67
Other	91
Total	1,255
2025
Commitments, Contingencies and guarantees
Product transportation and storage	1,058
Energy services	66
Exploration work commitments	51
Other	69
Total	1,244
Thereafter
Commitments, Contingencies and guarantees
Product transportation and storage	8,821
Energy services	79
Exploration work commitments	458
Other	426
Total	$ 9,784